Schedule of trade and other payables (Details) - GBP (£)	Dec. 31, 2021	Dec. 31, 2020
Trade and other payables [abstract]
Trade payables	£ 1,422,393	£ 638,366
Other tax and social security	311,204	143,600
Accruals	2,330,582	919,136
Other payables	39,436	64,317
Trade and other payables	£ 4,103,615	£ 1,765,419